Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.000% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series D
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	1,000
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 44,280
Offering Note
(1)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”), by multiplying the proposed maximum aggregate offering price of the securities offered by the fee payment rate in effect on the date of fee payment. The registration fee for 300,000 shares of Air Lease Corporation’s 6.000% Fixed-Rate Reset
Non-Cumulative
Perpetual Preferred Stock, Series D is being paid in connection with this filing. In accordance with Rules 456(b) and 457(r) of the Act, Air Lease Corporation initially deferred payment of all of the registration fees for Registration Statement
No. 333-279151,
filed with the Securities and Exchange Commission on May 6, 2024.